Tax on Profit/(Loss) for the Year and Deferred Tax - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Income taxes refund	€ 0.7	€ 0.7	€ 0.7
Tax losses carryforwards	1,985.0	1,437.0
Additional tax deductions, determined by annual warrants exercises by employees	€ 5.2	€ 4.8	€ 16.3